Average Annual Total Returns - FidelitySustainableIntermediateMunicipalIncomeFund-RetailPRO - FidelitySustainableIntermediateMunicipalIncomeFund-RetailPRO - Fidelity Sustainable Intermediate Municipal Income Fund
	Mar. 30, 2024
Fidelity Sustainable Intermediate Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	6.25%
Since Inception	4.17%	[1]
Fidelity Sustainable Intermediate Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	6.25%
Since Inception	4.17%	[1]
Fidelity Sustainable Intermediate Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.90%
Since Inception	3.82%	[1]
LB015
Average Annual Return:
Past 1 year	6.40%
Since Inception	2.98%	[1]
IXWQ5
Average Annual Return:
Past 1 year	5.44%
Since Inception	3.35%	[1]

[1]	A From April 13, 2022 .